Certpac 1-33532

NYSE Regulation

VIA FACSIMILE AND U.S. MAIL

June 22, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: PowerShares Global Exchange-Traded Fund Trust--Original Listing

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 18, 2007) an application from the above-referenced issuer and has approved the following Shares of Beneficial Interest, $0.01 par value, of each of the following four portfolios for listing on NYSE Arca, Inc. ("Exchange"):

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Japan Portfolio

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: J. Timothy Onufrock, Vice President—Legal & Regulatory Affairs, PowerShares Capital Management LLC, 301 West Roosevelt Road, Wheaton, Illinois 60187 (without enclosure)

END